Stock Options (Tables)	12 Months Ended
Dec. 31, 2018
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2018	2017
Expected Life (Years)	7.00	—
Dividend yield	1.73%	—%
Interest rate	2.68%	—%
Volatility	31.65%	—%

(1) No stock options were granted during the twelve months ended December 31, 2017.

Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2017	668,166	$20.41
Plus: Options granted	234,700	38.27
Less:
Options exercised	84,701	17.89
Options expired	—	—
Options forfeited	29,188	22.73
Options outstanding at December 31, 2018	788,977	25.91	6.07	$7,587

Options fully vested and exercisable at December 31, 2018	310,108	$19.93	4.21	$4,486

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2018	2017	2016
Weighted average grant date fair value of stock options granted	$11.78	$—	$8.74
Total fair value of stock options vested	$1,077,000	$1,182,000	$1,015,000
Total intrinsic value of stock options exercised	$2,045,000	$2,595,000	$792,000

(1) No stock options were granted during the twelve months ended December 31, 2017.